Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses:
Research and development	$ 2,751,326	$ 1,518,589
General and administrative	3,946,270	2,916,604
Professional fees	1,294,044	1,245,182
Amortization	2,797	2,690
Depreciation	89,613	43,131
Loss from operations	8,084,050	5,726,196
Gain on settlement of liabilities	(5,000)
Foreign exchange (gain) loss	(13,978)	14,296
Loss before income taxes	8,065,072	5,740,492
Income tax expense
Net loss and comprehensive loss	$ 8,065,072	$ 5,740,492
Weighted average number of common shares - basic and diluted (in shares)	87,400,255	80,158,312
Loss per share - basic and diluted (in dollars per share)	$ (0.09)	$ (0.07)